VIRTUS SMALL-CAP VALUE SERIES
Virtus Small-Cap Value Series
Fund Summary Investment Objective
Long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Virtus Small-Cap Value Series (the “Series”). The table and the example do not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS SMALL-CAP VALUE SERIES
Shareholder Fee, Other	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VIRTUS SMALL-CAP VALUE SERIES
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.20%
Acquired Fund Fees and Expenses		0.01%
Total Annual Series Operating Expenses	[1]	1.36%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS SMALL-CAP VALUE SERIES	138	431	745	1,635

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies believed by the subadviser to be value companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2011, the market capitalization range of companies included in the Russell 2000® Value Index was $37 million to $3.7 billion. Generally, the Series invests in approximately 20-35 securities at any given time.

Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
>	Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
>	Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible factors adversely affecting issuers of securities in the Series’ portfolio than would the Series holding a greater number of securities.
>	Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
>	Small Company Risk. The risk that the Series’ investments in small companies will be more volatile than investments in larger companies.
>	Value Stocks Risk. The risk that the Series will underperform when value investing is out of favor or that the Series’ investments will not appreciate as anticipated.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and another index that reflects the market sectors in which the Series invests (the Russell 2000® Value Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Calendar Year Annual Total Returns

Best Quarter: 2Q/2003: 21.15%	Worst Quarter: 4Q/2008: -29.64%	Year to date: (3/31/12): 11.14%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns	1 Year	5 Years	10 Years
VIRTUS SMALL-CAP VALUE SERIES	4.54%	(2.04%)	6.21%
VIRTUS SMALL-CAP VALUE SERIES S&P 500 Index (does not reflect fees or expenses)	2.11%	(0.25%)	2.92%
VIRTUS SMALL-CAP VALUE SERIES Russell 2000 Value Index (does not reflect fees or expenses)	(5.50%)	(1.87%)	6.40%

Updated performance information is available at virtus.com or by calling 1-800-367-5877.